UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-7123

Advantage Funds, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices)	(Zip code)

Michael A. Rosenberg, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	8/31

Date of reporting period:	11/30/07

The following N-Q relates only to the Registrant’s series listed below and does not affect the other series of the Registrant, which has a different fiscal year end and, therefore, different N-Q reporting requirements. A separate N-Q Form will be filed for this series, as appropriate.

ADVANTAGE FUNDS, INC.
Dreyfus Emerging Leaders Fund
Dreyfus Midcap Value Fund
Dreyfus Premier Future Leaders Fund
Dreyfus Premier International Value Fund
Dreyfus Premier Select Midcap Growth Fund
Dreyfus Premier Strategic Value Fund
Dreyfus Premier Structured Large Cap Value Fund
Dreyfus Premier Structured Midcap Fund
Dreyfus Premier Technology Growth Fund
Dreyfus Small Company Value Fund

FORM N-Q

Item 1.	Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Emerging Leaders Fund
November 30, 2007 (Unaudited)

Common Stocks--99.1%	Shares	Value ($)

Commercial & Professional Services--12.2%
Anixter International	78,800 a,b	5,082,600
COMSYS IT Partners	36,800 a,b	491,280
Deluxe	128,000 a	4,043,520
Diamond Management & Technology
Consultants	345,400 a	2,566,322
Ennis	148,200	2,720,952
Greenfield Online	53,200 b	800,128
Harte-Hanks	248,000 a	4,166,400
Hudson Highland Group	98,400 a,b	876,744
Perficient	35,500 a,b	595,335
Performance Food Group	80,200 b	2,220,738
Rush Enterprises, Cl. A	217,499 a,b	3,427,784
School Specialty	61,500 a,b	2,194,935
Spartan Stores	154,659 a	3,479,828
Spherion	130,400 b	1,014,512
TeleTech Holdings	210,600 b	4,361,526
United Stationers	32,000 b	1,621,120
ValueClick	197,300 a,b	4,664,172
		44,327,896
Communications--2.1%
Alaska Communications Systems
Group	240,200 a	3,603,000
Golden Telecom	37,500 a,b	3,804,750
NTELOS Holdings	12,800	339,584
		7,747,334
Consumer Durables--1.4%
Avatar Holdings	11,300 a,b	492,228
Cooper Tire & Rubber	65,500 a	1,007,390
Fossil	19,900 a,b	862,466
LoJack	59,400 a,b	1,040,094
Polaris Industries	32,800 a	1,494,368
		4,896,546
Consumer Non-Durables--5.0%
American Greetings, Cl. A	131,400	3,056,364
Cal-Maine Foods	69,300 a	1,706,859
Elizabeth Arden	133,700 b	3,212,811
Perry Ellis International	46,900 a,b	756,028
Sanderson Farms	69,100 a	2,146,246
USANA Health Sciences	93,800 a,b	3,909,584
Warnaco Group	91,200 b	3,365,280
		18,153,172
Consumer Services--5.0%
Jack in the Box	137,400 a,b	4,115,130
Morgans Hotel Group	36,500 a,b	674,885
Pinnacle Entertainment	125,600 a,b	3,447,720
Pre-Paid Legal Services	44,800 a,b	2,240,448
Priceline.com	17,700 a,b	2,014,260
Sinclair Broadcast Group, Cl. A	401,100 a	4,151,385
World Wrestling Entertainment, Cl. A	89,100 a	1,404,216
		18,048,044
Electronic Technology--10.7%
Advanced Energy Industries	255,400 b	3,705,854
Amkor Technology	313,600 a,b	2,584,064

Ansoft	62,500 b	1,813,125
Arris Group	351,800 a,b	3,669,274
Brooks Automation	207,900 a,b	2,792,097
Comtech Group	92,800 b	1,646,272
EMS Technologies	29,100 b	847,101
Exar	180,200 a,b	1,656,038
Hexcel	203,100 b	5,172,957
Immersion	48,300 a,b	634,179
Intevac	229,600 a,b	3,604,720
Novatel Wireless	151,700 a,b	2,357,418
Oplink Communications	113,000 a,b	1,824,950
Pericom Semiconductor	149,000 a,b	2,468,930
Sigma Designs	27,700 a,b	1,801,054
TTM Technologies	120,300 b	1,454,427
Varian Semiconductor Equipment
Associates	18,800 a,b	780,388
		38,812,848
Energy Minerals--2.8%
Callon Petroleum	225,800 a,b	3,375,710
Mariner Energy	24,800 a,b	537,664
PetroHawk Energy	162,600 b	2,650,380
Unit	76,700 b	3,430,024
		9,993,778
Finance--17.8%
Advanta, Cl. B	181,800 a	1,819,818
American Physicians Capital	76,600	3,214,136
Ashford Hospitality Trust	152,300 a	1,178,802
Cathay General Bancorp	20,800 a	602,784
City Holding	22,000 a	791,560
Commerce Group	115,300 a	4,145,035
Digital Realty Trust	103,300 a	3,941,928
Extra Space Storage	185,300 a	2,642,378
FelCor Lodging Trust	240,700	4,214,657
First Midwest Bancorp	64,400 a	2,105,880
FirstMerit	26,700 a	550,287
Frontier Financial	119,800 a	2,295,368
Getty Realty	98,600 a	2,674,032
Gramercy Capital	36,300	863,214
Greenhill & Co.	26,000 a	1,879,540
Inland Real Estate	256,300 a	3,747,106
LTC Properties	28,100 a	661,474
National Health Investors	13,800 a	392,196
Ocwen Financial	216,600 a,b	1,212,960
Odyssey Re Holdings	13,700	527,998
Phoenix Cos.	301,500 a	3,624,030
Presidential Life	80,700 a	1,391,268
Ramco-Gershenson Properties	122,600 a	3,101,780
Reinsurance Group of America	97,900 a	5,297,369
SeaBright Insurance Holdings	75,400 a,b	1,169,454
Signature Bank	113,200 a,b	4,194,060
Sterling Bancshares	53,600 a	661,424
SVB Financial Group	11,700 a,b	602,316
Wells Fargo & Co.	1	32
Westamerica Bancorporation	100,300 a	4,715,103
		64,217,989
Health Care Technology--10.1%
Abaxis	119,700 a,b	3,970,449
BioMarin Pharmaceutical	163,000 a,b	4,482,500
Caraco Pharmaceutical Laboratories	53,800 b	794,088
CONMED	57,100 b	1,420,648

Cubist Pharmaceuticals	148,000 b	3,143,520
Cynosure, Cl. A	26,000 b	771,940
Cypress Bioscience	165,400 a,b	2,017,880
GTx	101,100 b	1,452,807
Lifecell	40,100 b	1,626,055
Martek Biosciences	119,800 a,b	3,098,028
Merit Medical Systems	59,100 a,b	858,723
Onyx Pharmaceuticals	49,000 a,b	2,672,460
Salix Pharmaceuticals	260,900 a,b	2,963,824
Sciele Pharma	60,400 a,b	1,348,128
Stereotaxis	186,300 a,b	2,513,187
ViroPharma	392,900 a,b	3,512,526
		36,646,763
Industrial Services--3.5%
American Ecology	148,000 a	3,291,520
Bois d'Arc Energy	15,200 a,b	297,920
Dycom Industries	16,400 b	461,496
Matrix Service	23,400 b	610,506
Perini	35,100 b	1,866,969
Superior Energy Services	102,600 a,b	3,580,740
Trico Marine Services	76,400 a,b	2,702,268
		12,811,419
Non-Energy Minerals--1.0%
Hecla Mining	234,600 a,b	2,751,858
Kaiser Aluminum	14,300	1,017,302
		3,769,160
Process Industries--6.8%
AEP Industries	43,700 a,b	1,494,977
CF Industries Holdings	57,400	5,222,252
Grace (W.R.) & Co.	46,900 a,b	1,266,769
GrafTech International	250,000 a,b	4,017,500
Headwaters	107,800 a,b	1,293,600
Landec	198,300 b	2,605,662
Sensient Technologies	143,700 a	3,976,179
SulphCo	152,900 a,b	810,370
Terra Industries	100,300 b	3,789,334
		24,476,643
Producer Manufacturing--6.0%
Apogee Enterprises	53,100	1,179,882
Astec Industries	96,900 b	3,639,564
Encore Wire	17,400 a	297,540
FuelCell Energy	322,700 a,b	2,926,889
Goodman Global	172,100 a,b	4,070,165
Knoll	169,000 a	2,954,120
NCI Building Systems	40,200 a,b	1,380,066
Superior Essex	109,100 a,b	2,646,766
Trinity Industries	100,650 a	2,547,452
		21,642,444
Retail Trade--3.6%
Asbury Automotive Group	175,800 a	2,942,892
Dress Barn	112,400 a,b	1,589,336
JoS. A. Bank Clothiers	47,200 a,b	1,222,008
Men's Wearhouse	102,900 a	3,552,108
Pacific Sunwear of California	230,900 a,b	3,782,142
		13,088,486
Technology Services--7.6%
Apria Healthcare Group	141,400 a,b	3,064,138
Chemed	60,600 a	3,281,490
CIBER	99,900 a,b	681,318
Internet Capital Group	201,500 a,b	2,250,755

Jack Henry & Associates	121,700 a	3,256,692
Manhattan Associates	89,500 a,b	2,428,135
MedCath	55,800 a,b	1,418,436
Omnicell	141,400 a,b	3,728,718
Sunrise Senior Living	82,700 a,b	2,595,953
Tyler Technologies	83,500 b	1,257,510
Vignette	231,900 b	3,566,622
		27,529,767
Transportation--.2%
SkyWest	26,900	707,739
Utilities--3.3%
Allete	92,600 a	3,792,896
El Paso Electric	90,800 b	2,334,468
MGE Energy	46,100 a	1,616,727
Piedmont Natural Gas	75,600 a	1,968,624
Portland General Electric	86,500 a	2,315,605
		12,028,320
Total Common Stocks
(cost $324,498,614)		358,898,348

Other Investment--.5%

Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $1,805,000)	1,805,000 [c]	1,805,000

Investment of Cash Collateral for
Securities Loaned--35.5%

Registered Investment Company;
Dreyfus Institutional Cash
Advantage Fund
(cost $128,638,188)	128,638,188 [c]	128,638,188

Total Investments (cost $454,941,802)	135.1%	489,341,536
Liabilities, Less Cash and Receivables	(35.1%)	(127,174,507)
Net Assets	100.0%	362,167,029

a	All or a portion of these securities are on loan. At November 30, 2007, the total market value of the fund's securities on loan is $124,179,041 and the total market value of the collateral held by the fund is $128,638,188.
b	Non-income producing security.
c	Investment in affiliated money market mutual fund.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Midcap Value Fund
November 30, 2007 (Unaudited)

Common Stocks--98.4%	Shares	Value ($)

Consumer Discretionary--8.5%
Advance Auto Parts	530,690	19,083,612
Brinker International	5,320	122,520
Central European Media
Enterprises, Cl. A	73,902 a	8,107,788
Champion Enterprises	405,220 a	3,655,084
Cheesecake Factory	284,580 a	6,627,868
D.R. Horton	790,170	9,458,335
Hanesbrands	341,660 a	9,645,062
Kohl's	1,820 a	89,690
Liz Claiborne	503,680	12,637,331
Polo Ralph Lauren	68,000	4,690,640
Pulte Homes	10,840	110,785
Staples	318,950	7,559,115
Urban Outfitters	13,190 a	345,578
Whirlpool	3,560	288,218
		82,421,626
Consumer Staples--11.7%
Alberto-Culver	605,830	15,485,015
Coca-Cola Enterprises	280,960	7,296,531
Estee Lauder Cos., Cl. A	103,860	4,661,237
Herbalife	744,357	31,166,228
Kroger	6,990	200,962
Reynolds American	1,730	121,135
Safeway	772,550	26,884,740
Smithfield Foods	878,943 a	26,412,237
SUPERVALU	10,490	439,216
Winn-Dixie Stores	2,960 a	55,974
		112,723,275
Energy--9.8%
Chesapeake Energy	773,170	29,264,484
CNX Gas	404,666 a	12,463,713
Range Resources	662,860	26,965,145
Southwestern Energy	203,920 a	10,149,098
Weatherford International	245,200 a	15,354,424
		94,196,864
Exchange Traded Funds--.1%
Midcap SPDR Trust Series 1	8,860	1,389,780
Financial--15.3%
ACE	275,922	16,508,413
Annaly Capital Management	271,870	4,678,883
Assured Guaranty	386,657	8,726,848
Brandywine Realty Trust	20,470	419,635
Fidelity National Financial, Cl. A	12,150	189,783
First American	336,250	11,493,025
Genworth Financial, Cl. A	540,541	14,183,796

Hanover Insurance Group	89,890	4,054,039
HRPT Properties Trust	143,690	1,189,753
Invesco, ADR	1,009,970	26,511,712
Knight Capital Group, Cl. A	947,590 a	12,650,326
Mack-Cali Realty	27,260	972,909
Northern Trust	67,680	5,481,403
PartnerRe	33,210	2,742,150
People's United Financial	859,294	14,582,219
Protective Life	370,500	15,331,290
SLM	234,190 a	8,917,955
		148,634,139
Health Care--12.1%
Barr Pharmaceuticals	68,128 a	3,658,474
Endo Pharmaceuticals Holdings	603,680 a	16,546,869
Hospira	540,860 a	23,419,238
Millipore	145,540 a	11,916,815
Quest Diagnostics	287,353	15,821,656
St. Jude Medical	528,830 a	21,020,992
Varian Medical Systems	482,360 a	24,098,706
		116,482,750
Industrial--7.4%
Centex	192,930	4,024,520
Covanta Holding	634,120 a	17,114,899
Dover	367,470	17,006,512
Empresa Brasileira de Aeronautica,
ADR	59,524	2,594,056
General Cable	68,840 a	5,120,319
Norfolk Southern	92,480	4,735,901
NVR	4,040 a	1,987,680
Robert Half International	514,660	13,875,234
US Airways Group	238,474 a	4,953,105
		71,412,226
Information Technology--9.9%
Amdocs	542,230 a	17,942,391
Applied Materials	260,230	4,900,131
AVX	205,241	2,941,103
Electronic Arts	83,510 a	4,692,427
Fidelity National Information
Services	246,311	10,645,561
Maxim Integrated Products	879,740	20,401,171
Perot Systems, Cl. A	339,080 a	4,458,902
Take-Two Interactive Software	368,770 a	5,524,175
Western Union	1,058,710	23,926,846
		95,432,707
Materials--6.0%
Air Products & Chemicals	40,660	4,026,966
Allegheny Technologies	94,690	9,255,947
Bemis	289,850	7,863,630
Cytec Industries	314,750	19,306,765
Packaging Corp. of America	154,690	4,376,180
Pactiv	5,500 a	139,700
Sealed Air	4,610	107,736

Smurfit-Stone Container	1,146,270 a	12,620,433
		57,697,357
Telecommunication Services--2.9%
JDS Uniphase	716,804 a	9,648,182
Leap Wireless International	520,960 a	18,082,522
		27,730,704
Utilities--14.7%
Allegheny Energy	181,490	11,025,517
Ameren	320,820	17,276,157
CMS Energy	1,684,760	29,365,367
Constellation Energy Group	356,510	35,725,867
Dominion Resources	112,960	5,335,101
DPL	810,700	24,547,996
Entergy	153,370	18,333,850
		141,609,855
Total Common Stocks
(cost $935,597,460)		949,731,283

Other Investment--.9%

Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $8,777,000)	8,777,000 [b]	8,777,000

Total Investments (cost $944,374,460)	99.3%	958,508,283
Cash and Receivables (Net)	.7%	7,033,871
Net Assets	100.0%	965,542,154

ADR - American Depository Receipts
a	Non-income producing security.
b	Investment in affiliated money market mutual fund.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Premier Future Leaders Fund
November 30, 2007 (Unaudited)

Common Stocks--99.9%	Shares	Value ($)

Commercial & Professional Services--12.5%
Anixter International	17,700 a,b	1,141,650
Cenveo	51,100 a,b	1,050,616
COMSYS IT Partners	10,600 b	141,510
Deluxe	38,100 a	1,203,579
Diamond Management & Technology
Consultants	66,400 a	493,352
Greenfield Online	52,900 b	795,616
Hudson Highland Group	18,500 a,b	164,835
Kforce	85,100 a,b	923,335
Perficient	10,100 b	169,377
Performance Food Group	42,700 a,b	1,182,363
Rush Enterprises, Cl. A	68,700 a,b	1,082,712
School Specialty	14,100 a,b	503,229
Spartan Stores	44,000 a	990,000
Spherion	37,600 b	292,528
TeleTech Holdings	54,800 a,b	1,134,908
ValueClick	53,000 a,b	1,252,920
Viad	27,200	843,472
		13,366,002
Communications--1.1%
Alaska Communications Systems
Group	68,800 a	1,032,000
NTELOS Holdings	4,300	114,079
		1,146,079
Consumer Durables--1.6%
Arctic Cat	12,000	128,040
Avatar Holdings	7,800 a,b	339,768
Cooper Tire & Rubber	18,800 a	289,144
Fossil	5,800 a,b	251,372
LoJack	17,300 b	302,923
Polaris Industries	9,700 a	441,932
		1,753,179
Consumer Non-Durables--5.5%
American Greetings, Cl. A	29,800	693,148
Cal-Maine Foods	20,700 a	509,841
Elizabeth Arden	37,500 b	901,125
NBTY	30,600 b	914,022
Perry Ellis International	13,400 a,b	216,008
Ralcorp Holdings	12,800 b	785,792
Sanderson Farms	10,900 a	338,554
USANA Health Sciences	12,600 a,b	525,168
Warnaco Group	27,100 b	999,990
		5,883,648
Consumer Services--4.4%
Jack in the Box	39,400 b	1,180,030
Morgans Hotel Group	6,200 b	114,638
Pre-Paid Legal Services	13,000 a,b	650,130
Priceline.com	7,200 a,b	819,360
Sinclair Broadcast Group, Cl. A	94,100 a	973,935
World Wrestling Entertainment, Cl.
A	60,000 a	945,600
		4,683,693
Electronic Technology--10.6%
Advanced Energy Industries	78,100 b	1,133,231

Amkor Technology	137,800 a,b	1,135,472
Brooks Automation	4,500 b	60,435
Comtech Group	27,400 b	486,076
Digi International	29,400 b	452,172
Immersion	14,100 a,b	185,133
Intevac	62,500 a,b	981,250
Novatel Wireless	43,900 a,b	682,206
ON Semiconductor	92,700 a,b	851,913
Oplink Communications	60,100 a,b	970,615
Pericom Semiconductor	44,000 b	729,080
Sigma Designs	8,100 b	526,662
Triumph Group	13,800 a	1,121,388
TTM Technologies	85,300 a,b	1,031,277
Varian Semiconductor Equipment
Associates	24,650 b	1,023,222
		11,370,132
Energy Minerals--2.4%
Bois d'Arc Energy	4,700 b	92,120
Callon Petroleum	66,600 a,b	995,670
Mariner Energy	7,100 a,b	153,928
PetroHawk Energy	84,000 b	1,369,200
		2,610,918
Finance--18.2%
Advanta, Cl. B	60,150	602,101
American Physicians Capital	22,000 a	923,120
Argo Group International Holdings	8,494 a,b	335,598
Ashford Hospitality Trust	56,400	436,536
Boston Private Financial Holdings	7,600 a	209,304
Cathay General Bancorp	6,000 a	173,880
City Holding	17,700	636,846
Commerce Group	33,000 a	1,186,350
Entertainment Properties Trust	23,000 a	1,225,670
Extra Space Storage	22,000 a	313,720
First Midwest Bancorp	18,600 a	608,220
First Niagara Financial Group	18,200 a	226,226
FirstFed Financial	20,300 a,b	710,906
FirstMerit	12,800 a	263,808
Frontier Financial	35,800 a	685,928
Getty Realty	17,000 a	461,040
Gramercy Capital	10,900 a	259,202
Greene Bancshares	3,800	113,506
Greenhill & Co.	7,700 a	556,633
Inland Real Estate	82,900 a	1,211,998
LTC Properties	8,600	202,444
National Financial Partners	25,000 a	1,135,000
National Health Investors	4,300	122,206
National Retail Properties	24,100 a	590,209
Odyssey Re Holdings	12,800	493,312
Omega Financial	5,500 a	170,225
Omega Healthcare Investors	15,300 a	247,401
Phoenix Cos.	87,800	1,055,356
Presidential Life	7,600	131,024
Ramco-Gershenson Properties	33,700	852,610
SeaBright Insurance Holdings	17,200 b	266,772
Senior Housing Properties Trust	58,300 a	1,287,847
Simmons First National, Cl. A	5,600 a	146,104
Strategic Hotels & Resorts	22,100 a	404,651
SVB Financial Group	4,000 a,b	205,920
WesBanco	12,300 a	294,954
Westamerica Bancorporation	16,600 a	780,366
		19,526,993

Health Care Technology--10.4%
BioMarin Pharmaceutical	50,400 a,b	1,386,000
Caraco Pharmaceutical Laboratories	14,300 b	211,068
CONMED	17,300 b	430,424
Cubist Pharmaceuticals	46,700 b	991,908
Cynosure, Cl. A	7,700 a,b	228,613
GTx	32,000 b	459,840
Lifecell	34,400 a,b	1,394,920
Merit Medical Systems	17,700 a,b	257,181
Onyx Pharmaceuticals	16,700 b	910,818
Salix Pharmaceuticals	64,900 a,b	737,264
Sciele Pharma	20,900 a,b	466,488
Stereotaxis	46,800 a,b	631,332
STERIS	44,900 a	1,255,404
ViroPharma	114,900 a,b	1,027,206
Zoll Medical	34,900 a,b	812,472
		11,200,938
Industrial Services--2.5%
Dycom Industries	4,900 b	137,886
Grey Wolf	198,500 a,b	1,008,380
Perini	11,900 b	632,961
Trico Marine Services	25,600 a,b	905,472
		2,684,699
Non-Energy Minerals--1.1%
Hecla Mining	58,600 a,b	687,378
Kaiser Aluminum	6,800	483,752
		1,171,130
Process Industries--6.5%
AEP Industries	16,000 a,b	547,360
CF Industries Holdings	18,200	1,655,836
Grace (W.R.) & Co.	13,400 a,b	361,934
GrafTech International	76,700 a,b	1,232,569
Headwaters	31,200 a,b	374,400
Landec	59,300 b	779,202
Spartech	46,800 a	639,288
SulphCo	37,600 a,b	199,280
Terra Industries	31,100 a,b	1,174,958
		6,964,827
Producer Manufacturing--7.5%
Apogee Enterprises	9,000	199,980
Astec Industries	18,400 b	691,104
Encore Wire	5,100 a	87,210
EnPro Industries	22,000 a,b	673,200
FuelCell Energy	95,400 a,b	865,278
Genlyte Group	21,200 a,b	1,998,100
Goodman Global	67,300 a,b	1,591,645
Knoll	46,300	809,324
LSI Industries	20,300 a	419,398
NCI Building Systems	12,800 a,b	439,424
Superior Essex	12,500 a,b	303,250
		8,077,913
Retail Trade--2.8%
Asbury Automotive Group	48,500	811,890
Dress Barn	21,000 a,b	296,940
JoS. A. Bank Clothiers	13,600 a,b	352,104
Men's Wearhouse	31,300	1,080,476
United Stationers	9,600 b	486,336
		3,027,746
Technology Services--9.2%
AMERIGROUP	38,500 a,b	1,323,245
Ansoft	39,300 a,b	1,140,093

Apria Healthcare Group	41,700 b	903,639
CIBER	29,200 a,b	199,144
GSI Commerce	34,400 a,b	898,528
Internet Capital Group	59,800 a,b	667,966
Jack Henry & Associates	8,300 a	222,108
Magellan Health Services	16,800 b	763,560
MedCath	24,000 b	610,080
Omnicell	34,900 b	920,313
Sykes Enterprises	58,900 b	1,087,294
Vignette	70,600 a,b	1,085,828
		9,821,798
Transportation--.2%
Genesee & Wyoming, Cl. A	10,100 a,b	264,620
Utilities--3.4%
CH Energy Group	9,300 a	412,176
El Paso Electric	45,300 b	1,164,663
MGE Energy	13,400	469,938
Piedmont Natural Gas	18,300 a	476,532
Westar Energy	42,900 a	1,111,539
		3,634,848
Total Common Stocks
(cost $101,139,252)		107,189,163

Other Investment--.8%

Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $860,000)	860,000 [c]	860,000

Investment of Cash Collateral for
Securities Loaned--36.2%

Registered Investment Company;
Dreyfus Institutional Cash
Advantage Plus Fund
(cost $38,791,816)	38,791,816 [c]	38,791,816

Total Investments (cost $140,791,068)	136.9%	146,840,979
Liabilities, Less Cash and Receivables	(36.9%)	(39,612,614)
Net Assets	100.0%	107,228,365

a	All or a portion of these securities are on loan. At November 30, 2007, the total market value of the fund's securities on loan is $37,285,515 and the total market value of the collateral held by the fund is $38,791,816.
b	Non-income producing security.
c	Investment in affiliated money market mutual fund.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Premier International Value Fund
November 30, 2007 (Unaudited)

Common Stocks--96.9%	Shares	Value ($)

Australia--3.4%
Amcor	860,957	5,199,284
Insurance Australia Group	393,418	1,546,894
National Australia Bank	145,610	4,916,562
Suncorp-Metway	232,494	3,828,778
Tabcorp Holdings	330,258	4,445,943
Telstra	155,796	641,423
		20,578,884
Belgium--1.0%
Fortis	94,262	2,526,254
Fortis	141,893	3,800,704
Fortis (Strip)	94,262 a	1,379
		6,328,337
Brazil--.5%
Tele Norte Leste Participacoes, ADR	145,540	3,044,697
Finland--1.0%
UPM-Kymmene	284,343	6,005,663
France--9.1%
BNP Paribas	46,690	5,272,443
Credit Agricole	221,786	7,797,568
France Telecom	135,285	5,138,532
Lafarge	11,570	1,843,714
Lagardere	44,540	3,575,847
Sanofi-Aventis	184,730	17,578,008
Thomson	131,000	2,038,246
Total	135,800	10,978,092
Total, ADR	17,378	1,406,228
		55,628,678
Germany--9.5%
Adidas	41,290	2,748,033
Allianz	22,600	4,664,226
Bayerische Motoren Werke	92,780	5,662,947
Daimler	36,547	3,720,497
Deutsche Post	268,334	9,115,971
Deutsche Telekom	343,050	7,582,047
E.ON	18,767	3,827,017
Hannover Rueckversicherung	4,660	221,336
Heidelberger Druckmaschinen	100,640	3,177,407
Muenchener Rueckversicherungs	35,860	6,535,841
RWE	44,499	6,082,137
Siemens	34,120	5,179,927
		58,517,386
Greece--1.1%
Public Power	136,140	6,671,497
Hong Kong--3.0%
BOC Hong Kong Holdings	2,598,100	6,790,216
HongKong Electric Holdings	331,500	1,730,643
Hutchison Whampoa	515,200	6,100,565
Johnson Electric Holdings	3,868,000	1,738,673
Yue Yuen Industrial Holdings	658,000	2,095,757
		18,455,854
Ireland--.3%
Bank of Ireland	122,469	1,980,800
Italy--6.0%
Banco Popolare Scarl	189,240 a	4,249,036
ENI	112,405	4,022,690

Mediaset	584,070	5,710,754
Saras	731,870	4,258,172
Telecom Italia	2,360,750	7,489,644
UniCredito Italiano	721,200	6,127,877
Unipol Gruppo Finanziario	1,251,164	4,848,443
		36,706,616
Japan--22.0%
77 Bank	146,600	989,354
Aeon	457,700	6,986,023
Astellas Pharma	44,900	1,998,522
Canon	68,552	3,588,657
Central Japan Railway	580	6,114,340
Chiyoda	389,500	5,046,637
Chuo Mitsui Trust Holdings	349,200	2,957,589
Dentsu	1,034	2,645,907
JS Group	277,000	4,440,087
Kubota	672,300	4,967,212
Matsumotokiyoshi Holdings	96,379	1,914,815
Mitsubishi UFJ Financial Group	975,400	9,570,758
NGK Spark Plug	160,400	2,829,781
Nippon Express	1,213,500	6,166,725
Nippon Paper Group	1,078	3,147,020
Nissan Motor	606,000	6,907,150
NOK	91,900	1,858,949
Nomura Holdings	445,900	7,987,108
Obayashi	346,000	1,748,939
Ricoh	117,800	2,218,336
Rohm	49,400	4,522,269
Sekisui Chemical	376,600	2,572,085
Sekisui House	377,200	4,812,499
Seven & I Holdings	291,900	7,298,486
Sumitomo	114,400	1,700,770
Sumitomo Mitsui Financial Group	1,239	10,616,651
Takeda Pharmaceutical	95,600	6,115,781
Teijin	732,200	3,166,698
THK	178,700	3,260,508
Tokyo Electron	43,600	2,675,280
Tokyo Gas	260,400	1,295,137
Toyota Motor	62,400	3,508,366
		135,628,439
Malaysia--.6%
Malayan Banking	1,075,300	3,643,460
Mexico--.1%
Coca-Cola Femsa, ADR	18,680	846,764
Netherlands--3.7%
Aegon	248,821	4,446,873
European Aeronautic Defence and Space	135,550	4,352,996
Koninklijke Philips Electronics	60,190	2,524,949
Royal Dutch Shell, Cl. A	275,291	11,109,151
		22,433,969
Russia--.6%
Gazprom, ADR	69,500	3,659,175
Singapore--1.1%
DBS Group Holdings	503,170	6,981,718
South Africa--.5%
Nedbank Group	160,343	3,298,470
South Korea--2.6%
Hyundai Motor	33,738	2,538,317
Korea Electric Power, ADR	109,594	2,310,242
KT, ADR	132,410	3,471,790
Samsung Electronics	7,598	4,660,591

SK Telecom, ADR	88,980	2,817,997
		15,798,937
Spain--1.2%
Banco Santander	71,230	1,526,357
Repsol	150,190	5,535,398
		7,061,755
Sweden--1.1%
Svenska Cellulosa, Cl. B	81,500	1,454,765
Telefonaktiebolaget LM Ericsson, Cl. B	2,094,100	5,115,078
		6,569,843
Switzerland--7.5%
Ciba Specialty Chemicals	130,386	5,906,207
Clariant	189,900 a	1,678,451
Nestle	26,115	12,533,538
Novartis	272,550	15,501,672
Swiss Reinsurance	44,179	3,278,086
UBS	135,950	6,873,201
		45,771,155
Taiwan--.9%
Compal Electronics	2,582,322	2,980,372
United Microelectronics, ADR	697,832	2,435,434
		5,415,806
United Kingdom--20.1%
Anglo American	118,866	8,065,830
BP	1,412,249	17,215,612
British Energy Group	310,038	3,335,585
Centrica	465,754	3,482,104
Debenhams	1,276,770	2,281,592
Friends Provident	1,111,536	3,595,014
GlaxoSmithKline	411,793	10,888,674
HBOS	253,600	4,167,654
HSBC Holdings	651,076	11,094,595
Kingfisher	1,409,083	4,414,605
Old Mutual	1,727,990	6,013,363
Punch Taverns	180,698	3,053,629
Reed Elsevier	363,550	4,576,895
Rentokil Initial	434,600	1,347,004
Royal Bank of Scotland Group	547,887	5,149,916
Tesco	425,293	4,190,628
Trinity Mirror	298,240	2,076,730
Unilever	404,788	14,852,801
Vodafone Group	2,622,942	9,841,565
WPP Group	272,740	3,444,868
		123,088,664
Total Common Stocks
(cost $560,135,715)		594,116,567

Preferred Stocks--1.0%

Germany
Henkel
(cost $5,417,545)	109,080	6,028,777

Other Investment--.1%

Registered Investment Company;
Dreyfus Institutional Preferred Plus Money Market Fund
(cost $700,000)	700,000 [b]	700,000

Total Investments (cost $566,253,260)	98.0%	600,845,344
Cash and Receivables (Net)	2.0%	12,078,554
Net Assets	100.0%	612,923,898

ADR - American Depository Receipts
a	Non-income producing security.
b	Investment in affiliated money market mutual fund.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Premier Select Midcap Growth Fund
November 30, 2007 (Unaudited)

Common Stocks--90.3%	Shares	Value ($)

Consumer Discretionary--8.7%
Burger King Holdings	7,775	204,482
Coach	2,845 a	105,663
ITT Educational Services	1,650 a	186,681
J Crew Group	3,515 a	168,896
Tim Hortons	6,070	233,270
		898,992
Consumer Staples--3.3%
Energizer Holdings	1,910 a	217,033
Hansen Natural	2,755 a	119,595
		336,628
Energy--10.7%
Cameron International	3,335 a	310,922
Core Laboratories	1,650 a	193,462
Oceaneering International	2,790 a	178,030
Smith International	4,010	251,507
Superior Energy Services	4,780 a	166,822
		1,100,743
Financial--13.9%
Affiliated Managers Group	1,705 a	211,846
GFI Group	2,080 a	202,550
IntercontinentalExchange	1,575 a	262,962
Raymond James Financial	5,660	183,837
SEI Investments	7,740	240,095
T. Rowe Price Group	5,340	328,303
		1,429,593
Health Care--8.7%
Coventry Health Care	3,300 a	191,004
Gilead Sciences	5,060 a	235,492
IDEXX Laboratories	4,270 a	258,335
VCA Antech	4,985 a	204,535
		889,366
Industrial--18.2%
Airgas	4,070	201,383
C.H. Robinson Worldwide	3,935	202,849
Goodrich	2,925	208,523
Harsco	3,560	213,849
Oshkosh Truck	3,820	183,704
Precision Castparts	2,040	300,574
Rockwell Collins	3,505	252,781
Stericycle	5,150 a	303,078
		1,866,741
Information Technology--22.9%
Amdocs	4,760 a	157,508
Amphenol, Cl. A	7,965	345,283
Cognizant Technology Solutions,
Cl. A	2,840 a	88,324
Dolby Laboratories, Cl. A	5,190 a	260,746
FactSet Research Systems	3,110	194,935
Harris	4,440	278,699
MEMC Electronic Materials	3,935 a	305,277
Satyam Computer Services, ADR	8,395	219,613
Trimble Navigation	5,995 a	222,235
Varian Semiconductor Equipment

Associates	3,615 a	150,059
Western Digital	5,215 a	144,090
		2,366,769
Telecommunication Services--1.8%
NeuStar, Cl. A	5,680 a	180,454
Utilities--2.1%
Questar	3,990	213,266
Total Common Stocks
(cost $7,955,517)		9,282,552

Other Investment--3.4%

Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $348,000)	348,000 [b]	348,000

Total Investments (cost $8,303,517)	93.7%	9,630,552
Cash and Receivables (Net)	6.3%	645,596
Net Assets	100.0%	10,276,148

ADR - American Depository Receipts
a	Non-income producing security.
b	Investment in affiliated money market mutual fund.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Premier Strategic Value Fund
November 30, 2007 (Unaudited)

Common Stocks--98.7%	Shares	Value ($)

Consumer Discretionary--6.2%
Centex	65,330	1,362,784
Gap	151,530	3,091,212
Johnson Controls	68,670	2,652,035
Liberty Global, Ser. C	67,267 a	2,572,963
Lowe's Cos.	77,500	1,891,775
McDonald's	52,510	3,070,260
News, Cl. A	255,370	5,380,646
NVR	2,970 a	1,461,240
Omnicom Group	127,600	6,220,500
TJX Cos.	66,600	1,954,044
Toll Brothers	69,670 a	1,440,079
Viacom, Cl. B	71,000 a	2,983,420
		34,080,958
Consumer Staples--11.3%
Altria Group	138,160	10,715,690
Coca-Cola	93,070	5,779,647
Coca-Cola Enterprises	203,100	5,274,507
Colgate-Palmolive	33,820	2,708,306
ConAgra Foods	101,170	2,531,273
CVS	70,190	2,813,917
Dean Foods	108,000	2,693,520
Estee Lauder Cos., Cl. A	34,090	1,529,959
Kraft Foods, Cl. A	196,896	6,802,757
Molson Coors Brewing, Cl. B	51,490	2,772,222
Procter & Gamble	160,770	11,896,980
Smithfield Foods	85,530 a	2,570,177
Wal-Mart Stores	84,180	4,032,222
		62,121,177
Energy--14.6%
Anadarko Petroleum	34,750	1,966,850
Cameron International	47,810 a	4,457,326
Chesapeake Energy	134,500	5,090,825
Chevron	168,858	14,820,667
Devon Energy	153,390	12,702,226
El Paso	233,720	3,758,218
EOG Resources	69,770	5,775,561
Hess	78,020	5,556,584
Marathon Oil	98,480	5,505,032
Occidental Petroleum	152,520	10,641,320
Valero Energy	63,210	4,113,075
XTO Energy	93,780	5,797,480
		80,185,164
Exchange Traded Funds--1.0%
iShares Russell 1000 Value Index
Fund	66,590	5,453,721
Financial--24.3%
AON	64,050	3,200,578
Capital One Financial	46,930	2,501,838
Chubb	151,060	8,240,323
CIT Group	83,130	2,211,258
Citigroup	391,704	13,043,743
Fannie Mae	105,450	4,051,389
First American	29,050	992,929

Freddie Mac	35,050	1,229,203
Genworth Financial, Cl. A	170,050	4,462,112
Goldman Sachs Group	47,910	10,858,322
Interactive Brokers Group, Cl. A	161,630 a	4,751,922
JPMorgan Chase & Co.	364,848	16,644,366
Lehman Brothers Holdings	87,240	5,463,841
Lincoln National	69,770	4,295,739
MBIA	37,370	1,364,379
Merrill Lynch & Co.	106,760	6,399,194
MetLife	87,380	5,731,254
MGIC Investment	56,200	1,321,824
Morgan Stanley	81,760	4,310,387
Northern Trust	86,080	6,971,619
PMI Group	97,260	1,286,750
PNC Financial Services Group	93,470	6,842,939
Principal Financial Group	57,730	3,780,738
State Street	87,110	6,959,218
Wachovia	148,700	6,394,100
		133,309,965
Health Care--9.8%
Abbott Laboratories	155,410	8,937,629
Aetna	51,990	2,905,201
Amgen	72,980 a	4,032,145
Baxter International	87,320	5,227,848
Hospira	61,130 a	2,646,929
Merck & Co.	156,320	9,279,155
Schering-Plough	178,370	5,582,981
Thermo Fisher Scientific	103,480 a	5,964,587
Wyeth	194,190	9,534,729
		54,111,204
Industrials--7.8%
Deere & Co.	18,630	3,200,634
Dover	78,020	3,610,766
Eaton	56,700	5,063,877
Emerson Electric	152,910	8,718,928
General Dynamics	32,510	2,886,238
Honeywell International	95,220	5,391,356
Lockheed Martin	24,190	2,677,107
Raytheon	51,270	3,171,050
Union Pacific	24,910	3,142,147
Waste Management	155,020	5,320,286
		43,182,389
Information Technology--7.4%
Cisco Systems	191,780 a	5,373,676
Hewlett-Packard	141,940	7,261,650
Intel	156,080	4,070,566
McAfee	73,010 a	2,843,740
Microsoft	316,960	10,649,856
NCR	158,970 a	3,805,742
QUALCOMM	60,690	2,474,938
Teradata	158,970 a	4,126,861
		40,607,029
Materials--4.0%
Air Products & Chemicals	29,570	2,928,613
Allegheny Technologies	27,150	2,653,912
Celanese, Ser. A	140,340	5,568,691
Dow Chemical	64,230	2,693,806
Freeport-McMoRan Copper & Gold	39,420	3,899,821
Mosaic	19,690 a	1,361,564
Smurfit-Stone Container	243,080 a	2,676,311

		21,782,718
Telecommunication Services--5.1%
AT & T	489,079	18,687,709
Verizon Communications	212,430	9,179,100
		27,866,809
Utilities--7.2%
Constellation Energy Group	51,060	5,116,723
Entergy	50,470	6,033,184
Exelon	52,780	4,278,875
FPL Group	46,070	3,213,843
Mirant	79,850 a	3,081,411
NRG Energy	199,160 a	8,442,392
Questar	99,840	5,336,448
Southern	103,500	3,893,670
		39,396,546
Total Common Stocks
(cost $468,557,660)		542,097,680

Other Investment--1.2%

Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $6,383,000)	6,383,000 [b]	6,383,000

Total Investments (cost $474,940,660)	99.9%	548,480,680
Cash and Receivables (Net)	.1%	753,830
Net Assets	100.0%	549,234,510

a	Non-income producing security.
b	Investment in affiliated money market mutual fund.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Premier Structured Large Cap Value Fund
November 30, 2007 (Unaudited)

Common Stocks--98.6%	Shares	Value ($)

Banks--7.9%
Bank of America	1,500	69,195
Citigroup	1,900	63,270
Wachovia	1,100	47,300
		179,765
Commercial & Professional Services--4.2%
AmerisourceBergen	900	40,833
Avnet	700 a	24,150
Manpower	500	30,550
		95,533
Communications--4.6%
AT & T	2,300	87,883
CenturyTel	400	17,052
		104,935
Consumer Durables--2.5%
Black & Decker	200	16,530
Hasbro	800	22,216
Mattel	900	17,982
		56,728
Consumer Non-Durables--5.4%
Altria Group	300	23,268
General Mills	300	18,045
Molson Coors Brewing, Cl. B	300	16,152
Procter & Gamble	900	66,600
		124,065
Consumer Services--4.9%
CBS, Cl. B	1,200	32,916
News, Cl. A	1,400	29,498
Time Warner	400	6,904
Walt Disney	1,300	43,095
		112,413
Electronic Technology--2.6%
General Dynamics	200	17,756
Novellus Systems	400 a	10,404
Raytheon	500	30,925
		59,085
Energy Minerals--13.8%
Chesapeake Energy	1,000	37,850
ConocoPhillips	1,200	96,048
Exxon Mobil	1,500	133,740
Marathon Oil	100	5,590
Tesoro	900	44,262
		317,490
Financial--21.6%
American International Group	1,600	93,008
Chubb	300	16,365
Cincinnati Financial	440	17,591
CIT Group	800	21,280
Goldman Sachs Group	100	22,664
Host Hotels & Resorts	1,700	32,623
JPMorgan Chase & Co.	300	13,686
KeyCorp	300	7,902
Merrill Lynch & Co.	400	23,976
National City	1,000	19,760

ProLogis	800	52,336
Prudential Financial	600	56,484
Safeco	700	40,397
SunTrust Banks	800	56,088
Wells Fargo & Co.	700	22,701
		496,861
Health Care Technology--5.3%
Eli Lilly & Co.	400	21,180
Johnson & Johnson	800	54,192
Pfizer	1,900	45,144
		120,516
Industrial Services--.6%
National Oilwell Varco	200 a	13,630
Non-Energy Minerals--1.1%
Freeport-McMoRan Copper & Gold	200	19,786
Steel Dynamics	100	5,031
		24,817
Process Industries--5.0%
Ashland	600	29,544
International Paper	500	16,875
Mosaic	500 a	34,575
Owens-Illinois	500 a	22,445
Sealed Air	500	11,685
		115,124
Producer Manufacturing--3.4%
3M	300	24,978
General Electric	1,400	53,606
		78,584
Retail Trade--3.7%
Family Dollar Stores	600	14,130
Kroger	1,100	31,625
Wal-Mart Stores	800	38,320
		84,075
Technology Services--3.5%
Aetna	500	27,940
International Business Machines	400	42,072
Western Union	400	9,040
		79,052
Transportation--1.3%
CSX	700	29,400
Utilities--7.2%
CenterPoint Energy	2,500	44,625
Consolidated Edison	300	14,535
Duke Energy	1,500	29,685
NRG Energy	700 a	29,673
PG & E	1,000	46,270
		164,788

Total Investments (cost $2,124,780)	98.6%	2,256,861
Cash and Receivables (Net)	1.4%	31,828
Net Assets	100.0%	2,288,689

a Non-income producing security.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Premier Structured Midcap Fund
November 30, 2007 (Unaudited)

Common Stocks--99.9%	Shares	Value ($)

Commercial & Professional Services--9.3%
AmerisourceBergen	56,600	2,567,942
Avnet	93,300 a	3,218,850
Dun & Bradstreet	38,300	3,417,509
Ingram Micro, Cl. A	83,300 a	1,657,670
Kelly Services, Cl. A	22,400	426,720
Manpower	29,000	1,771,900
MPS Group	126,200 a	1,400,820
Patterson Cos.	16,700 a	537,406
SEI Investments	26,800	831,336
ValueClick	36,700 a	867,588
		16,697,741
Consumer Durables--1.9%
Activision	48,400 a	1,072,060
Harley-Davidson	16,900	811,538
Hasbro	20,100	558,177
NVR	2,000 a	984,000
		3,425,775
Consumer Non-Durables--5.5%
Alberto-Culver	61,000	1,559,160
American Greetings, Cl. A	43,900	1,021,114
Church & Dwight	32,000	1,795,840
Hormel Foods	21,700	862,575
J.M. Smucker	18,900	928,557
NBTY	38,900 a	1,161,943
Universal/Richmond, VA	28,300	1,519,144
Warnaco Group	28,200 a	1,040,580
		9,888,913
Consumer Services--4.6%
Belo, Cl. A	36,500	604,440
Brinker International	31,400	723,142
Gannett	10,400	382,200
ITT Educational Services	8,600 a	973,004
Meredith	15,200	836,760
Ruby Tuesday	44,200	579,462
Sotheby's	66,100	2,475,445
Wynn Resorts	12,700	1,612,138
		8,186,591
Electronic Technology--8.8%
CommScope	42,900 a	1,737,450
Harris	33,700	2,115,349
Intersil, Cl. A	49,500	1,234,530
L-3 Communications Holdings	8,100	896,265
Lam Research	16,300 a	747,355
National Instruments	37,900	1,264,723
Novellus Systems	36,100 a	938,961
Precision Castparts	10,700	1,576,538
Synopsys	114,900 a	2,827,689
Vishay Intertechnology	60,900 a	760,641
Western Digital	33,500 a	925,605
Zebra Technologies, Cl. A	18,300 a	705,831
		15,730,937
Energy Minerals--5.2%
Chesapeake Energy	74,000	2,800,900

Holly	36,100	1,749,045
Noble Energy	40,400	2,910,416
Tesoro	40,200	1,977,036
		9,437,397
Exchange Traded Funds--2.4%
Midcap SPDR Trust Series 1	27,000	4,235,220
Finance--14.2%
American Financial Group	52,250	1,526,745
AmeriCredit	43,000 a	493,210
CB Richard Ellis Group, Cl. A	36,500 a	866,875
Cincinnati Financial	46,800	1,871,064
FirstMerit	82,600	1,702,386
GATX	22,900	847,987
HCC Insurance Holdings	95,000	2,920,300
Horace Mann Educators	25,300	494,868
Hospitality Properties Trust	72,900	2,663,766
Host Hotels & Resorts	35,500	681,245
Jefferies Group	29,500	754,020
Jones Lang LaSalle	27,700	2,328,739
Nationwide Financial Services, Cl. A	16,100	720,636
ProLogis	33,900	2,217,738
Reinsurance Group of America	11,800	638,498
Safeco	31,000	1,789,010
StanCorp Financial Group	18,400	958,456
SVB Financial Group	11,700 a	602,316
TCF Financial	20,200	392,082
W.R. Berkley	41,312	1,263,321
		25,733,262
Health Care Technology--5.6%
Cephalon	19,800 a	1,483,416
Dentsply International	25,400	1,086,612
Intuitive Surgical	6,400 a	2,097,152
Invitrogen	25,100 a	2,434,951
Kinetic Concepts	29,500 a	1,729,880
STERIS	42,400	1,185,504
		10,017,515
Industrial Services--6.3%
Allied Waste Industries	188,900 a	2,155,349
CF Industries Holdings	8,300	755,134
Dycom Industries	36,700 a	1,032,738
Global Industries	32,400 a	718,308
Jacobs Engineering Group	16,600 a	1,390,582
National Oilwell Varco	40,600 a	2,766,890
Patterson-UTI Energy	135,200 a	2,548,520
		11,367,521
Non-Energy Minerals--1.3%
AK Steel Holding	30,100 a	1,341,557
Olin	47,300	990,462
		2,332,019
Process Industries--4.8%
Crown Holdings	70,900 a	1,819,294
Mosaic	25,800 a	1,784,070
Owens-Illinois	11,000 a	493,790
Packaging Corp. of America	19,400	548,826
Sealed Air	44,100	1,030,617
Terra Industries	62,000 a	2,342,360
Valspar	30,700	691,978
		8,710,935
Producer Manufacturing--8.9%
Commercial Metals	18,400	568,744

Gardner Denver	41,700 a	1,380,687
Gentex	69,800	1,383,436
HNI	68,400 b	2,498,652
Hubbell, Cl. B	31,200	1,713,816
Oshkosh Truck	17,000	817,530
SPX	23,900	2,432,064
Steelcase, Cl. A	38,000	574,940
Teleflex	43,400	2,618,322
Thomas & Betts	36,200 a	1,967,832
		15,956,023
Retail Trade--5.6%
Aeropostale	80,950 a	2,068,272
AutoZone	17,000 a	1,897,710
BJ's Wholesale Club	15,300 a	572,985
Dollar Tree Stores	61,800 a	1,771,188
Family Dollar Stores	43,300	1,019,715
GameStop, Cl. A	32,500 a	1,867,125
Kroger	27,300	784,875
		9,981,870
Technology Services--6.4%
ADC Telecommunications	90,900 a	1,505,304
Apria Healthcare Group	104,200 a	2,258,014
Computer Sciences	16,800 a	887,376
Compuware	62,400 a	515,424
Health Net	16,400 a	796,712
HLTH	191,200 a	2,674,888
Lincare Holdings	70,700 a	2,417,233
Total System Services	17,800	499,112
		11,554,063
Transportation--1.3%
Con-way	18,900	799,092
CSX	37,100	1,558,200
		2,357,292
Utilities--7.8%
AGL Resources	32,800	1,216,224
Alliant Energy	52,100	2,163,192
CenterPoint Energy	57,000	1,017,450
DTE Energy	20,100	985,905
PNM Resources	22,300	494,614
Sierra Pacific Resources	192,400	3,309,280
UGI	22,700	600,188
WGL Holdings	35,700	1,179,528
Wisconsin Energy	62,200	2,975,648
		13,942,029
Total Common Stocks
(cost $179,682,819)		179,555,103

Investment of Cash Collateral for
Securities Loaned--.1%

Registered Investment Company;
Dreyfus Institutional Cash
Advantage Plus Fund
(cost $132,386)	132,386 [c]	132,386

Total Investments (cost $179,815,205)	100.0%	179,687,489
Liabilities, Less Cash and Receivables	(.0%)	(73,244)
Net Assets	100.0%	179,614,245

a	Non-income producing security.
b	All or a portion of this security is on loan. At November 30, 2007, the total market value of the fund's security on loan is

$130,704 and the total market value of the collateral held by the fund is $132,386.
c	Investment in affiliated money market mutual fund.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Premier Technology Growth Fund
November 30, 2007 (Unaudited)

Common Stocks--98.3%	Shares	Value ($)

Consumer Discretionary--1.1%
Garmin	43,982 a	4,721,468
Exchange Traded Funds--1.9%
Technology Select Sector SPDR Fund	298,143 a	7,829,235
Industrial--3.2%
SunPower, Cl. A	27,480 a,b	3,419,611
Suntech Power Holdings, ADR	125,393 a,b	9,927,364
		13,346,975
Information Technology--84.0%
Accenture, Cl. A	341,200	11,791,872
Activision	186,728 b	4,136,025
Adobe Systems	329,800 b	13,897,772
Akamai Technologies	126,850 a,b	4,827,911
Amazon.com	39,160 a,b	3,546,330
Amdocs	67,150 b	2,221,993
Apple	100,204 b	18,259,173
Autodesk	79,172 a,b	3,728,209
Automatic Data Processing	307,750	13,867,215
Bluestream Ventures, LP	4,382,900 b,d	2,297,866
BMC Software	49,683 b	1,643,514
Broadcom, Cl. A	303,440 b	8,113,986
Ciena	100,670 a,b	4,427,467
Cisco Systems	579,174 b	16,228,455
Citrix Systems	159,631 a,b	5,903,154
Cognizant Technology Solutions,
Cl. A	379,218 b	11,793,680
Corning	598,434	14,535,962
Electronic Arts	65,482 b	3,679,434
EMC	107,741 b	2,076,169
Fiserv	73,500 b	3,772,755
Google, Cl. A	24,008 b	16,637,544
Harris	76,375	4,794,059
Hewlett-Packard	289,530	14,812,355
Infosys Technologies, ADR	97,400 a	4,105,410
Ingenex	7,900 b,d	0
Intel	405,500	10,575,440
International Business Machines	19,446	2,045,330
International Game Technology	37,940	1,656,460
Juniper Networks	139,685 b	4,151,438
Maxim Integrated Products	172,380	3,997,492
McAfee	140,880 b	5,487,276
MEMC Electronic Materials	187,059 b	14,512,037
Microsoft	591,707	19,881,355
National Semiconductor	185,310 a	4,236,187
NAVTEQ	36,000 b	2,696,040
Network Appliance	162,393 b	4,012,731
Nintendo, ADR	70,431	5,354,432
NVIDIA	130,100 b	4,103,354
Oracle	312,560 b	6,307,461
QUALCOMM	450,360	18,365,681
Quest Software	101,310 b	1,638,183
Research In Motion	9,127 b	1,038,835

Riverbed Technology	52,195 b	1,476,075
SAP, ADR	51,488 a	2,637,215
Shanda Interactive Entertainment,
ADR	87,800 b	3,218,748
Sonus Networks	1,166,072 a,b	7,672,754
Starent Networks	44,737 b	935,003
Texas Instruments	334,410	10,557,324
Trimble Navigation	245,773 b	9,110,805
Tyco Electronics	90,680	3,390,525
VMware, Cl. A	45,608 a,b	4,167,203
Western Union	157,920	3,568,992
Yahoo!	113,950 b	3,055,000
		350,947,686
Telecommunication Services--8.1%
American Tower, Cl. A	123,168 b	5,609,071
AT & T	253,288	9,678,134
Crown Castle International	85,530 b	3,587,984
NeuStar, Cl. A	168,776 a,b	5,362,014
Verizon Communications	226,279	9,777,516
		34,014,719
Total Common Stocks
(cost $361,097,930)		410,860,083

Other Investment--.4%

Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $1,590,000)	1,590,000 [d]	1,590,000

Investment of Cash Collateral for
Securities Loaned--15.0%

Registered Investment Company;
Dreyfus Institutional Cash
Advantage Fund
(cost $62,785,340)	62,785,340 [c]	62,785,340

Total Investments (cost $425,473,270)	113.7%	475,235,423
Liabilities, Less Cash and Receivables	(13.7%)	(57,127,883)
Net Assets	100.0%	418,107,540

ADR - American Depository Receipts
a	All or a portion of these securities are on loan. At November 30, 2007, the total market value of the fund's securities on loan is $58,453,578 and the total market value of the collateral held by the fund is $62,785,340.
b	Non-income producing security.
c	Investment in affiliated money market mutual fund.
d	Securities restricted as to public resale. Investment in restricted securities with aggregated market value assets of
$2,297,866 representing .5% of net assets (see below):

Issuer	Acquisition Date	Purchase Price ($)	Net Assets (%)	Valuation ($)

Bluestream Ventures, LP	4/30/2004-6/5/2007	0.77	0.6	.52 per share
Ingenex	4/30/2004	0.00	0.0	.00 per share

† The valuation of these securities has been determined in good faith under the direction of the Board of Directors.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Small Company Value Fund
November 30, 2007 (Unaudited)

Common Stocks--100.4%	Shares	Value ($)

Consumer Discretionary--11.2%
Champion Enterprises	244,110 a,b	2,201,872
Cheesecake Factory	45,100 a,b	1,050,379
Drew Industries	31,740 b	867,137
Fleetwood Enterprises	383,680 a,b	2,098,730
Hanesbrands	20,870 a,b	589,160
Iconix Brand Group	28,390 a,b	647,008
Live Nation	122,860 a,b	1,648,781
Liz Claiborne	17,260 a	433,053
M.D.C. Holdings	21,060 a	745,313
True Religion Apparel	151,140 a,b	2,632,859
		12,914,292
Consumer Staples--11.7%
Alberto-Culver	86,000	2,198,160
Great Atlantic & Pacific Tea	62,070 a,b	1,865,203
Herbalife	71,810	3,006,685
Longs Drug Stores	13,370 a	707,540
Pilgrim's Pride	24,770 a	646,002
Smithfield Foods	68,590 a,b	2,061,129
Winn-Dixie Stores	159,124 a,b	3,009,035
		13,493,754
Energy--6.7%
Alpha Natural Resources	66,700 a,b	1,874,270
CVR Energy	29,950 b	659,499
Goodrich Petroleum	87,970 a,b	2,149,107
PetroHawk Energy	52,110 b	849,393
Range Resources	18,610	757,055
SandRidge Energy	2,720 a,b	86,360
Sandridge Energy	42,000 b,c	1,333,500
		7,709,184
Financial--15.1%
Argo Group International Holdings	28,076 b	1,109,283
Assured Guaranty	77,390	1,746,692
Cardinal Financial	94,270	903,107
Cypress Sharpridge Investments	211,900 c	1,430,325
First American	48,480	1,657,046
First Cash Financial Services	99,630 a,b	1,693,710
Hanover Insurance Group	41,740	1,882,474
Knight Capital Group, Cl. A	124,150 b	1,657,402
MFA Mortgage Investments	212,840	1,868,735
PartnerRe	10,050 a	829,828
Protective Life	40,070	1,658,097
Westfield Financial	106,140	1,025,312
		17,462,011
Health Care--12.0%
Alpharma, Cl. A	157,770 a,b	3,313,170
Amedisys	62,800 a,b	2,679,048
American Medical Systems Holdings	67,310 a,b	920,128
AngioDynamics	130,590 a,b	2,534,752
Cutera	25,160 a,b	380,922
Nighthawk Radiology Holdings	45,170 a,b	954,894
Sciele Pharma	23,130 a,b	516,262
SonoSite	36,100 a,b	1,199,242
Volcano	89,470 b	1,307,157
		13,805,575

Industrial--9.9%
Covanta Holding	87,280 b	2,355,687
First Advantage, Cl. A	64,400 b	1,172,080
General Cable	8,970 b	667,189
LSI Industries	105,780	2,185,415
Pike Electric	122,500 b	1,947,750
US Airways Group	41,480 a,b	861,540
Watts Water Technologies, Cl. A	75,060 a	2,196,256
		11,385,917
Information Technology--18.2%
Applied Micro Circuits	366,380 a,b	919,614
Ariba	248,110 a,b	2,945,066
Arris Group	84,890 b	885,403
Bookham	71,959 b	182,776
Forrester Research	70,145 b	1,836,396
Geo Group Industrial	12,200 b	310,612
Hutchinson Technology	81,830 a,b	2,152,947
Kemet	189,480 a,b	1,174,776
Mercury Computer Systems	52,170 b	764,812
Microsemi	19,320 b	442,042
Mindspeed Technologies	656,184 b	918,658
MSC.Software	126,220 a,b	1,667,366
NaviSite	70,710 b	658,310
Newport	59,100 b	783,666
Perot Systems, Cl. A	18,900 a,b	248,535
Rogers	23,940 a,b	1,054,796
Silicon Motion Technology, ADR	17,140 b	323,775
Sonus Networks	117,570 a,b	773,611
Spansion, Cl. A	156,420 a,b	835,283
Supertex	23,560 a,b	799,862
Take-Two Interactive Software	83,790 a,b	1,255,174
		20,933,480
Materials--4.5%
A.M. Castle & Co.	31,490 a	790,399
Cytec Industries	24,620	1,510,191
Olympic Steel	43,820	1,145,455
Packaging Corp. of America	19,760	559,010
Smurfit-Stone Container	108,790 b	1,197,778
		5,202,833
Telecommunication Services--3.1%
Cogent Communications Group	55,623 a,b	1,155,846
Leap Wireless International	34,520 a,b	1,198,189
NTELOS Holdings	46,280	1,227,808
		3,581,843
Utilities--8.0%
Central Vermont Public Service	41,520	1,148,443
CMS Energy	129,160 a	2,251,259
DPL	108,480 a	3,284,774
Portland General Electric	73,060	1,955,816
UIL Holdings	16,610 a	594,970
		9,235,262
Total Common Stocks
(cost $120,353,927)		115,724,151

Investment of Cash Collateral for
Securities Loaned--36.1%

Registered Investment Company;
Dreyfus Institutional Cash
Advantage Fund
(cost $41,611,627)	41,611,627 [d]	41,611,627

Total Investments (cost $161,965,554)	136.5%	157,335,778
Liabilities, Less Cash and Receivables	(36.5%)	(42,049,144)
Net Assets	100.0%	115,286,634

ADR - American Depository Receipts
a	All or a portion of these securities are on loan. At November 30, 2007, the total market value of the fund's securities on loan is $39,697,774 and the total market value of the collateral held by the fund is $41,611,627.
b	Non-income producing security.
c	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2007, these securities amounted to $2,763,825 or 2.4% of net assets.
d	Investment in affiliated money market mutual fund.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2.	Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.	Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SSL-DOCS2 70180139v2

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Advantage Funds, Inc.

By:	/s/ J. David Officer
J. David Officer
President

Date:	January 24, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ J. David Officer
J. David Officer
President

Date:	January 24, 2008

By:	/s/ James Windels
James Windels
Treasurer

Date:	January 24, 2008

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)